Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000035049
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 44,681	$ 35,698	$ 27,620	$ 23,296	$ 25,580	$ 18,949	$ 14,931	$ 13,417	$ 10,533	$ 9,106	$ 9,448
C000035050
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 44,547	35,591	27,537	23,398	25,883	19,314	15,331	13,879	10,978	9,561	10,000
C000035051
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 48,476	38,624	29,817	25,082	27,469	20,304	15,960	14,302	11,205	9,660	10,000
C000250224
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 48,465	38,624	29,817	25,082	27,469	20,304	15,960	14,302	11,205	9,660	10,000
C000035043
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 36,444	29,449	23,310	20,385	21,446	15,495	14,125	13,108	10,852	9,391	9,448
C000035044
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 36,301	29,334	23,218	20,457	21,686	15,786	14,502	13,559	11,308	9,857	10,000
C000035045
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 39,730	32,003	25,254	22,019	23,097	16,637	15,123	13,993	11,550	9,966	10,000
C000043497
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 39,434	31,763	25,066	21,849	22,917	16,506	15,006	13,883	11,458	9,895	10,000
C000035055
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 21,431	18,913	16,255	15,295	16,455	13,344	12,234	11,620	10,383	9,516	9,552
C000035056
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 21,118	18,637	16,017	15,189	16,467	13,457	12,431	11,891	10,704	9,890	10,000
C000035057
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 23,011	20,255	17,369	16,298	17,491	14,153	12,944	12,257	10,929	9,993	10,000
C000043498
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 22,929	20,165	17,286	16,218	17,403	14,069	12,869	12,198	10,867	9,941	10,000
C000035058
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 23,011	22,418	18,879	17,772	19,646	12,726	13,940	15,102	12,745	10,198	9,451
C000035059
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 22,893	22,303	18,782	17,827	19,874	12,976	14,314	15,618	13,281	10,712	10,000
C000035060
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 24,978	24,271	20,381	19,143	21,110	13,643	14,902	16,102	13,556	10,824	10,000
C000170839
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 24,919	24,212	20,331	19,095	21,053	13,601	14,855	16,050	13,512	10,789	10,000
C000035061
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 23,231	21,722	19,299	17,359	21,287	14,988	14,612	15,045	12,182	9,668	9,451
C000035062
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 23,104	21,604	19,194	17,406	21,525	15,273	15,000	15,558	12,696	10,151	10,000
C000035063
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 25,202	23,505	20,830	18,683	22,865	16,057	15,615	16,038	12,950	10,256	10,000
C000170840
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 25,183	23,489	20,814	18,669	22,835	16,038	15,590	16,007	12,930	10,239	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,297	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000
FEDERATED INDEX: Morningstar Large Growth Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category
Account Value	$ 35,664	29,469	23,888	20,904	25,580	18,872	15,351	14,066	11,696	9,959	10,000
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,297	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000
FEDERATED INDEX: Morningstar Large Growth Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category
Account Value	$ 35,664	29,469	23,888	20,904	25,580	18,872	15,351	14,066	11,696	9,959	10,000
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,297	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000
FEDERATED INDEX: Morningstar Large Growth Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category
Account Value	$ 35,664	29,469	23,888	20,904	25,580	18,872	15,351	14,066	11,696	9,959	10,000
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,297	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000
FEDERATED INDEX: Morningstar Large Growth Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category
Account Value	$ 35,664	29,469	23,888	20,904	25,580	18,872	15,351	14,066	11,696	9,959	10,000
FEDERATED INDEX: Morningstar Large Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category
Account Value	$ 29,202	25,729	21,539	19,340	20,697	15,251	14,197	13,402	11,690	10,168	10,000
FEDERATED INDEX: Morningstar Large Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category
Account Value	$ 29,202	25,729	21,539	19,340	20,697	15,251	14,197	13,402	11,690	10,168	10,000
FEDERATED INDEX: Morningstar Large Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category
Account Value	$ 29,202	25,729	21,539	19,340	20,697	15,251	14,197	13,402	11,690	10,168	10,000
FEDERATED INDEX: Morningstar Large Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category
Account Value	$ 29,202	25,729	21,539	19,340	20,697	15,251	14,197	13,402	11,690	10,168	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value	$ 23,633	21,260	18,462	17,347	18,485	15,338	13,714	12,643	11,574	10,600	10,000
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Funds Category
Account Value	$ 19,264	17,648	15,700	14,872	16,120	13,087	12,410	11,903	11,138	10,178	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value	$ 23,633	21,260	18,462	17,347	18,485	15,338	13,714	12,643	11,574	10,600	10,000
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Funds Category
Account Value	$ 19,264	17,648	15,700	14,872	16,120	13,087	12,410	11,903	11,138	10,178	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value	$ 23,633	21,260	18,462	17,347	18,485	15,338	13,714	12,643	11,574	10,600	10,000
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Funds Category
Account Value	$ 19,264	17,648	15,700	14,872	16,120	13,087	12,410	11,903	11,138	10,178	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value	$ 23,633	21,260	18,462	17,347	18,485	15,338	13,714	12,643	11,574	10,600	10,000
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Funds Category
Account Value	$ 19,264	17,648	15,700	14,872	16,120	13,087	12,410	11,903	11,138	10,178	10,000
FEDERATED INDEX: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,482	20,596	18,027	16,706	19,491	12,826	13,443	14,064	11,845	10,000	10,000
FEDERATED INDEX: Morningstar Small Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category
Account Value	$ 19,887	20,117	17,566	16,310	17,789	11,693	12,829	13,503	11,670	10,058	10,000
FEDERATED INDEX: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,482	20,596	18,027	16,706	19,491	12,826	13,443	14,064	11,845	10,000	10,000
FEDERATED INDEX: Morningstar Small Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category
Account Value	$ 19,887	20,117	17,566	16,310	17,789	11,693	12,829	13,503	11,670	10,058	10,000
FEDERATED INDEX: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,482	20,596	18,027	16,706	19,491	12,826	13,443	14,064	11,845	10,000	10,000
FEDERATED INDEX: Morningstar Small Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category
Account Value	$ 19,887	20,117	17,566	16,310	17,789	11,693	12,829	13,503	11,670	10,058	10,000
FEDERATED INDEX: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,482	20,596	18,027	16,706	19,491	12,826	13,443	14,064	11,845	10,000	10,000
FEDERATED INDEX: Morningstar Small Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category
Account Value	$ 19,887	20,117	17,566	16,310	17,789	11,693	12,829	13,503	11,670	10,058	10,000
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 20,183	19,566	17,346	15,546	20,237	14,352	13,540	13,707	11,152	9,470	10,000
FEDERATED INDEX: Morningstar Small Growth Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category
Account Value	$ 21,330	20,686	18,553	17,197	22,216	15,366	14,146	13,697	11,148	9,475	10,000
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 20,183	19,566	17,346	15,546	20,237	14,352	13,540	13,707	11,152	9,470	10,000
FEDERATED INDEX: Morningstar Small Growth Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category
Account Value	$ 21,330	20,686	18,553	17,197	22,216	15,366	14,146	13,697	11,148	9,475	10,000
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 20,183	19,566	17,346	15,546	20,237	14,352	13,540	13,707	11,152	9,470	10,000
FEDERATED INDEX: Morningstar Small Growth Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category
Account Value	$ 21,330	20,686	18,553	17,197	22,216	15,366	14,146	13,697	11,148	9,475	10,000
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 20,183	19,566	17,346	15,546	20,237	14,352	13,540	13,707	11,152	9,470	10,000
FEDERATED INDEX: Morningstar Small Growth Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category
Account Value	$ 21,330	$ 20,686	$ 18,553	$ 17,197	$ 22,216	$ 15,366	$ 14,146	$ 13,697	$ 11,148	$ 9,475	$ 10,000